Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Staff advances	$ 67	$ 110
Prepayment for products	525	226
Advance to OEMs	3,945	4,004
Rental and other deposits	27	46
VAT recoverable	899	725
Receivable from an export/import agent		20
Investment of convertible bond	438	338
Cash loan	100	100
Prepayment for debt settlement	1,000
Others	138	479
Prepaid expenses and other current assets, gross	7,139	6,048
Less: provision	(392)	(405)
Prepaid expenses and other current assets, net	$ 6,747	$ 5,643